Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Deposits paid	$ 78		$ 40
Prepayments	70		68
Other receivables	118		134
Income tax recoverable	2		0
Other tax recoverable	3		4
Prepayments and other current assets	$ 271		$ 246
ZHEJIANG TIANLAN
Prepayments | ¥		¥ 21,462		¥ 16,622
Deposits paid for bidding projects and temporary payments | ¥		7,610		6,257
Other current assets | ¥		1,716		862
Prepayments and other current assets | ¥		¥ 30,788		¥ 23,741